Investments in Unconsolidated Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

NOTE 4. INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Venture I

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own an interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of March 31, 2013, Venture I had no projects under development and owned three completed development projects. Our investment balance in Venture I of $2,449,570 and $2,862,878 as of March 31, 2013 and December 31, 2012, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliates” in our Condensed Consolidated Statements of Operations. Additionally, the subsidiaries of Venture I refinanced their construction loans with longer-term debt and contemporaneously entered into interest rate swaps that qualified for hedge accounting as cash flow hedges. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of March 31, 2013 and December 31, 2012, and for the three months ended March 31, 2013 and 2012, respectively.

Balance Sheets	As of March 31, 2013	As of December 31, 2012
Real estate, net of accumulated depreciation	$63,767,823	$64,110,432
Construction in progress	32,610	193,914
Total assets	68,119,405	69,248,426
Debt	55,621,834	54,832,478
Total liabilities	56,351,256	58,073,332
Partner’s capital	8,975,991	9,962,251
Accumulated other comprehensive loss	496,143	571,313
Retained earnings	2,296,015	1,784,156

	For the Three Months Ended March 31,
Statements of Operations and Comprehensive Income	2013	2012
Rental revenue	$2,367,668	$1,247,746
Operating expenses	689,751	339,225
Depreciation expense	693,318	249,170
Interest expense	472,740	156,562
Net income	511,859	502,789
Fair value adjustment of cash flow hedge	75,170	—
Comprehensive income	587,029	502,789

Venture II

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties. Pursuant to these venture agreements, we contributed $1,114,300 for a 1% equity interest which is accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest. During the three months ended March 31, 2013, we contributed an additional $760 to this joint venture.

NOTE 4. INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Venture I

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own an interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of December 31, 2012, Venture I had no projects under development and owned three completed development projects. Our investment balance in Venture I of $2,862,878 and $4,514,579 as of December 31, 2012 and 2011, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. All development projects were operating as of December 31, 2012. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliates” in our Consolidated Statements of Operations. Additionally during the year ended December 31, 2012, the subsidiaries of Venture I refinanced their construction loans with longer-term debt and contemporaneously entered into interest rate swaps that qualified for hedge accounting as cash flow hedges. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of December 31, 2012 and 2011, and for the years ended December 31, 2012 and 2011, respectively.

Balance Sheets	As of December 31, 2012	As of December 31, 2011
Real estate, net of accumulated depreciation	$64,110,432	$28,895,100
Construction in progress	193,914	7,433,859
Total assets	69,248,426	37,631,562
Debt	54,832,478	11,961,097
Total liabilities	58,073,332	13,371,217
Partner’s capital	9,962,251	24,107,320
Accumulated other comprehensive loss	571,313	—
Retained earnings	1,784,156	153,025

	For the Years Ended December 31,
Statements of Operations and Comprehensive Income	2012	2011
Rental revenues	$6,076,912	$617,949
Operating expenses	1,624,755	391,069
Depreciation expense	1,722,171	73,855
Interest expense	1,098,855	—
Net income	1,631,131	153,025
Fair value adjustment of cash flow hedge	(571,313)	—
Comprehensive income	1,059,818	153,025

Venture II

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties that were recapitalized by our equity partner. Pursuant to this venture agreement, we contributed $1,114,300 for a 1% equity interest which will be accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.